Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Corporate Service Allocation
As a subsidiary of AltaGas and effective with the close of the Merger on July 6, 2018, Washington Gas is charged a proportionate share of corporate governance and other shared services costs from AltaGas, primarily related to human resources, employee benefits, finance, legal, accounting, tax, information technology services, and office services. AltaGas charges Washington Gas for the total shared service costs and Washington Gas in turn allocates a portion of the costs to WGL’s other subsidiaries at the lower of cost or market. Washington Gas records a payable of the total shared service costs allocated to all of WGL's subsidiaries in "Payable to associated companies" and a receivable of the shared service costs allocated to WGL’s other subsidiaries in “Receivables from associated companies” on the balance sheet.
At December 31, 2019, Washington Gas recorded a $5.0 million liability to “Payables to associated companies,” reflecting Washington Gas’ unpaid shared service cost payable to AltaGas, and a receivable of $5.3 million to “Receivables from associated companies” on the balance sheet related to the shared service costs allocated to WGL’s subsidiaries. The net expenses of $18.2 million was included in “Operation and maintenance” on the statements of operations for the calendar year ended December 31, 2019, reflecting the shared service cost allocated to Washington Gas.
At December 31, 2018, Washington Gas recorded a receivable from associated companies of $0.6 million on the balance sheet related to the shared service costs allocated to WGL's subsidiaries, and $4.5 million net expenses included in "Operation and maintenance" of the statements of operations for the three months ended December 31, 2018, reflecting the shared service cost allocated to Washington Gas. There is no payable balance related to the shared service cost as of December 31, 2018.
In addition, Washington Gas provides accounting, treasury, legal and other administrative and general support to WGL’s subsidiaries, and files consolidated tax returns that include affiliated taxable transactions. Effective upon the approvals by the SCC of Virginia and beginning in January 2019 and June 2019, respectively, Washington Gas also provides accounting, legal, tax and other administrative and general support to various AltaGas U.S. entities and AltaGas. Washington Gas bills affiliates to which it provides services in accordance with regulatory requirements for the actual cost of providing these services, which approximates their market value. To the extent such billings are outstanding, they are reflected in “Receivables from associated companies” on Washington Gas’ balance sheet. Washington Gas assigns or allocates these costs directly to its affiliates and, therefore, does not recognize revenues or expenses associated with providing these services. Washington Gas believes that allocations based on broad measures of business activity are appropriate for allocating expenses resulting from common services. Affiliate entities are allocated a portion of common services based on a formula driven by appropriate indicators of activity, as approved by management.
Project Financing
Washington Gas previously obtained third-party project financing on behalf of the federal government to provide funds during the construction of certain energy management services projects entered into under Washington Gas’ area-wide contract. Washington Gas recorded a contract asset in “Unbilled revenues” representing the government’s obligation and an account payable to WGL Energy Systems in “Payable to associated companies” for the construction work performed for the same amount. Refer to Note 6 — Short Term Debt of the Notes to Financial Statements for further discussions of the project financing.
Related Party Transactions with Hampshire
Hampshire owns full and partial interests in underground natural gas storage facilities, including pipeline delivery facilities located in and around Hampshire County, West Virginia, and operates those facilities to serve Washington Gas, which purchases all of the storage services of Hampshire. Washington Gas includes the cost of these services in the bills sent to its customers and records the cost of the services in "Operation and maintenance" in its statements of operations. Hampshire operates under a “pass-through” cost of service-based tariff approved by the FERC and adjusts its billing rates to Washington Gas on a periodic basis to account for changes in its investment in utility plant and associated expenses. The arrangement between Hampshire and Washington Gas is classified as an operating lease. A ROU asset and lease liability was not recognized upon the adoption of ASC 842 because all the costs associated with the arrangement are variable. Washington Gas recorded $7.4 million, $1.7 million, $6.9 million, and $6.8 million of the expenses related to the cost of services provided by Hampshire in Washington Gas' statements of operations for the calendar year ended December 31, 2019, three months ended December 2018, and calendar year ended September 30, 2018 and 2017, respectively. The outstanding balance not cleared between Washington Gas and Hampshire at the end of the reporting period was recorded in "Receivables from associated companies" of Washington Gas' balance sheet. Refer to Note 3- Leases for further discussion of ASC 842.
Other Related Party Transactions
In connection with billing for unregulated third-party marketers, including WGL Energy Services and with other miscellaneous billing processes, Washington Gas collects cash on behalf of affiliates and transfers the cash in a reasonable time period. Cash collected by Washington Gas on behalf of its affiliates but not yet transferred is recorded in “Payables to associated companies” on Washington Gas’ balance sheet.
Washington Gas provides gas balancing services related to storage, injections, withdrawals and deliveries to all energy marketers participating in the sale of natural gas on an unregulated basis through the customer choice programs that operate in its service territory, These balancing services include the sale of natural gas supply commodities related to various peaking arrangements contractually supplied to Washington Gas and then partially allocated and assigned by Washington Gas to the energy marketers, including WGL Energy Services. Washington Gas records revenues in " Operating revenue" of its statements of operations for these balancing services pursuant to tariffs approved by the appropriate regulatory bodies. The following table shows the amounts Washington Gas charged WGL Energy Services for balancing services.

Washington Gas - Gas Balancing Service Charges
	Calendar Year Ended December 31,	Three Month Ended December 31,	Fiscal Years Ended September 30,
(In millions)	2019	2018	2018	2017
Gas balancing service charge	$20.0	$4.6	$18.5	$23.6
As a result of these balancing services, an imbalance is created for volumes of natural gas received by Washington Gas that are not equal to the volumes of natural gas delivered to customers of the energy marketers. Washington Gas recorded a $2.1 million payable to WGL Energy Services and a $0.7 million receivable from WGL Energy Service at December 31, 2019 and 2018, respectively, related to an imbalance in gas volumes. The receivable and payable are recorded in "Accounts receivable" and "Accounts payable and other accrued liabilities" on Washington Gas' balance sheet. Refer to Note 1—Accounting Policies of the Notes to Financial Statements for further discussion of these imbalance transactions.
Washington Gas participates in a purchase of receivables (POR) program as approved by the PSC of MD and separate program approved by the PSC of DC, whereby it purchases receivables from participating energy marketers at approved discount rates. WGL Energy Services is one of the energy marketers that participates in these POR programs whereby it sells its receivables to various utilities, including Washington Gas, at approved discount rates. The receivables purchased by Washington Gas are included in “Accounts receivable” in the accompanying balance sheet. At December 31, 2019 and 2018, Washington Gas had balances of $7.9 million and $6.4 million, respectively, of purchased receivables from WGL Energy Services.